Shareholders' Equity - Movements of Exchange Differences on Translating the Foreign Operations Reserve (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
At beginning of period	¥ 13,536,965	¥ 12,781,692	¥ 12,276,150
Gains (losses) arising during the period, before tax	528,441	304,252	404,292
At end of period	16,279,098	13,536,965	12,781,692
Own credit on financial liabilities designated at fair value through profit or loss reserve [Member]
At beginning of period	9,433	520	(3,455)
Gains (losses) arising during the period, before tax	(11,900)	12,847	5,729
Income tax (expense) benefit for changes arising during the period	3,644	(3,934)	(1,754)
At end of period	¥ 1,177	¥ 9,433	¥ 520